Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 84.0	$ 101.1	$ 118.4
Restricted cash	0.6	0.8	1.1
Accounts receivable, net of allowance for doubtful accounts	157.4	133.3	97.3
Costs in excess of billings on uncompleted contracts	56.3	57.2	59.5
Inventories	123.6	113.2	90.2
Deferred cost of revenue	0.6	0.3	6.5
Prepaid expenses and other currents assets	30.9	28.0	16.7
Total current assets	453.4	433.9	389.7
Property, plant, and equipment, net	124.0	88.8	75.2
Operating ROU assets	45.7	0.0	0.0
Goodwill	1,662.6	681.5	522.6
Intangible assets, net	806.9	326.3	248.3
Restricted cash	0.7	0.5	0.5
Other assets	24.7	16.2	7.5
Total Assets	3,118.0	1,547.2	1,243.8
Current liabilities:
Accounts payable	59.4	47.1	38.7
Deferred contract revenue	73.0	50.4	39.6
Notes payable to third-parties, current	3.9	6.4	41.1
Operating lease liability, current	9.3	0.0	0.0
Accrued expenses and other current liabilities	75.4	84.3	64.1
Total current liabilities	221.0	188.2	183.5
Notes payable to related parties, non-current	0.0	1,170.5	987.1
Notes payable to third-parties, non-current	806.8	885.7	669.8
Warrant liabilities	68.1	0.0	0.0
Interest accrued on notes payable to related parties	0.0	64.8	56.4
Operating lease liability, non-current	40.6	0.0	0.0
Deferred income taxes and other liabilities	197.5	77.5	63.5
Total liabilities	1,334.0	2,386.7	1,960.3
Stockholders' equity (deficit):
Additional paid-in capital	1,845.5	9.5	9.5
Receivable from Employees for purchase of Ordinary Shares	0.0	(2.4)	(2.7)
Accumulated deficit	(131.6)	(888.0)	(729.7)
Accumulated other comprehensive (loss) income	(20.7)	39.2	4.1
Mirion Technologies, Inc. (Successor) and Mirion Technologies (TopCo), Ltd. (Predecessor) stockholders' equity (deficit)	1,693.2	(841.6)	(718.7)
Noncontrolling interests	90.8	2.1	2.2
Total stockholders' equity (deficit)	1,784.0	(839.5)	(716.5)
Total liabilities and stockholders' equity (deficit)	3,118.0	1,547.2	1,243.8
Class A Common Stock
Stockholders' equity (deficit):
Common stock par value $0.001	0.0	0.0	0.0
Class B Common Stock
Stockholders' equity (deficit):
Common stock par value $0.001	0.0	0.0	0.0
A Ordinary Shares
Stockholders' equity (deficit):
Common stock par value $0.001	0.0	0.0	0.0
B Ordinary Shares
Stockholders' equity (deficit):
Common stock par value $0.001	$ 0.0	$ 0.1	$ 0.1